Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	600	$ 394,014
Elbit Systems Ltd.	565	396,952
V2X, Inc. (A)	8,350	574,731
		1,365,697
Automobile Components - 0.9%
Gentex Corp.	10,150	233,552
Visteon Corp.	7,225	656,463
		890,015
Banks - 16.6%
Atlantic Union Bankshares Corp.	37,600	1,460,384
Beacon Financial Corp.	27,500	779,625
Columbia Banking System, Inc.	41,700	1,227,648
Community West Bancshares	6,500	155,805
Dime Community Bancshares, Inc.	27,750	944,055
Eastern Bankshares, Inc.	44,450	910,558
First Citizens BancShares, Inc., Class A	287	593,967
First Community Bankshares, Inc.	10,590	381,452
First Merchants Corp.	20,850	828,996
Hancock Whitney Corp.	2,600	178,880
OceanFirst Financial Corp.	33,700	631,875
Princeton Bancorp, Inc.	3,250	117,748
Provident Financial Services, Inc.	48,700	1,078,218
Towne Bank	2,650	92,750
TrustCo Bank Corp.	30,350	1,317,190
UMB Financial Corp.	10,275	1,306,363
United Bankshares, Inc.	10,650	450,815
United Community Banks, Inc.	22,850	786,725
WaFd, Inc.	35,850	1,169,427
Webster Financial Corp.	25,200	1,657,404
		16,069,885
Biotechnology - 1.6%
BioMarin Pharmaceutical, Inc. (A)	4,800	271,392
Catalyst Pharmaceuticals, Inc. (A)	16,750	407,025
Exelixis, Inc. (A)	22,100	914,056
		1,592,473
Building Products - 3.0%
American Woodmark Corp. (A)	8,500	504,815
Fortune Brands Innovations, Inc.	6,800	367,880
Gibraltar Industries, Inc. (A)	2,100	107,646
Hayward Holdings, Inc. (A)	32,900	531,006
Owens Corning	5,700	683,088
Quanex Building Products Corp.	37,700	705,744
		2,900,179
Capital Markets - 2.7%
Piper Sandler Cos.	4,225	1,463,329
Stifel Financial Corp.	9,650	1,189,845
		2,653,174
Chemicals - 0.4%
LSB Industries, Inc. (A)	45,300	420,837
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.7%
HNI Corp.	12,850	$ 614,101
Tetra Tech, Inc.	2,750	103,565
		717,666
Communications Equipment - 0.3%
Harmonic, Inc. (A)	25,000	243,000
KVH Industries, Inc. (A)	1,000	6,680
Silicom Ltd. (A)	3,150	57,047
		306,727
Construction & Engineering - 4.4%
Comfort Systems USA, Inc.	830	947,943
EMCOR Group, Inc.	2,675	1,927,953
Granite Construction, Inc.	11,100	1,340,214
		4,216,110
Consumer Staples Distribution & Retail - 0.6%
Ingles Markets, Inc., Class A	5,000	374,300
Village Super Market, Inc., Class A	6,800	242,488
		616,788
Containers & Packaging - 0.5%
Greif, Inc., Class A	6,850	483,747
Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	1,350	56,403
Stride, Inc. (A)	6,700	566,820
		623,223
Diversified REITs - 0.7%
Broadstone Net Lease, Inc.	34,500	638,595
Electric Utilities - 0.7%
Portland General Electric Co.	14,350	721,087
Electrical Equipment - 2.3%
Acuity, Inc.	500	154,620
LSI Industries, Inc.	61,300	1,355,343
Regal Rexnord Corp.	4,200	678,300
		2,188,263
Electronic Equipment, Instruments & Components - 3.7%
Coherent Corp. (A)	4,625	981,332
IPG Photonics Corp. (A)	2,100	194,061
Itron, Inc. (A)	4,000	396,320
OSI Systems, Inc. (A)	5,350	1,338,249
Vishay Intertechnology, Inc.	31,850	641,778
		3,551,740
Energy Equipment & Services - 2.2%
Helix Energy Solutions Group, Inc. (A)	64,350	510,939
Helmerich & Payne, Inc.	13,000	440,440
Noble Corp. PLC	13,100	466,622
Seadrill Ltd. (A)	10,350	398,268
Select Water Solutions, Inc.	26,000	314,340
		2,130,609
Entertainment - 2.7%
Madison Square Garden Entertainment Corp. (A)	16,900	1,045,603
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Sports Corp. (A)	3,475	$ 985,336
Sphere Entertainment Co. (A)	6,200	592,162
		2,623,101
Food Products - 0.9%
Nomad Foods Ltd.	37,100	471,170
Smithfield Foods, Inc.	14,700	351,330
Utz Brands, Inc.	7,000	73,780
		896,280
Ground Transportation - 0.3%
U-Haul Holding Co.	5,600	287,336
Health Care Equipment & Supplies - 1.7%
AngioDynamics, Inc. (A)	45,400	470,344
Dentsply Sirona, Inc.	14,250	177,698
Inmode Ltd. (A)	27,250	428,097
Integra LifeSciences Holdings Corp. (A)	21,850	243,409
Omnicell, Inc. (A)	2,000	97,000
OraSure Technologies, Inc. (A)	33,600	93,744
QuidelOrtho Corp. (A)	3,500	95,095
		1,605,387
Health Care Providers & Services - 1.9%
AMN Healthcare Services, Inc. (A)	4,900	104,370
Cross Country Healthcare, Inc. (A)	8,400	78,288
Encompass Health Corp.	10,100	954,753
Enhabit, Inc. (A)	34,450	366,203
National HealthCare Corp.	2,450	350,620
		1,854,234
Health Care REITs - 2.2%
Community Healthcare Trust, Inc.	30,150	520,992
Healthpeak Properties, Inc.	37,850	652,534
Sabra Health Care, Inc.	50,750	950,547
		2,124,073
Hotel & Resort REITs - 1.1%
Apple Hospitality, Inc.	50,500	587,820
DiamondRock Hospitality Co.	39,450	362,151
Summit Hotel Properties, Inc.	17,300	76,466
		1,026,437
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc.	12,600	75,600
Churchill Downs, Inc.	4,500	442,620
Golden Entertainment, Inc.	10,150	273,238
Lucky Strike Entertainment Corp., Class C (B)	12,350	100,035
		891,493
Household Durables - 2.1%
KB Home	11,450	658,833
La-Z-Boy, Inc.	12,100	440,561
M/I Homes, Inc. (A)	2,000	267,400
PulteGroup, Inc.	1,925	240,798
Sonos, Inc. (A)	30,000	430,500
		2,038,092
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	7,500	$ 477,825
Industrial REITs - 0.7%
LXP Industrial Trust	13,700	678,835
Insurance - 2.9%
Everest Group Ltd.	2,700	894,456
Old Republic International Corp.	18,850	738,354
Selective Insurance Group, Inc.	7,400	622,192
United Fire Group, Inc.	15,000	539,100
		2,794,102
IT Services - 0.5%
ASGN, Inc. (A)	9,700	505,273
Leisure Products - 1.2%
BRP, Inc.	5,700	429,609
MasterCraft Boat Holdings, Inc. (A)	22,000	473,660
Polaris, Inc.	4,000	255,360
		1,158,629
Life Sciences Tools & Services - 0.4%
Azenta, Inc. (A)	7,400	287,712
Maravai LifeSciences Holdings, Inc., Class A (A)	24,750	83,160
		370,872
Machinery - 4.0%
Columbus McKinnon Corp.	4,000	84,320
Douglas Dynamics, Inc.	7,000	263,760
Flowserve Corp.	3,650	285,248
Gencor Industries, Inc. (A)	14,150	202,911
Miller Industries, Inc.	8,500	348,245
Mueller Industries, Inc.	17,300	2,355,222
Oshkosh Corp.	2,325	334,381
		3,874,087
Media - 0.1%
Perion Network Ltd. (A)	12,100	106,480
Metals & Mining - 2.3%
Century Aluminum Co. (A)	1,200	54,396
Commercial Metals Co.	11,000	845,570
Kaiser Aluminum Corp.	6,100	747,982
Metallus, Inc. (A)	29,600	590,520
		2,238,468
Multi-Utilities - 1.8%
Northwestern Energy Group, Inc.	25,750	1,747,395
Office REITs - 0.3%
Piedmont Realty Trust, Inc., Class A	32,750	275,755
Oil, Gas & Consumable Fuels - 4.8%
Delek U.S. Holdings, Inc.	15,000	442,650
Gulfport Energy Corp. (A)	2,425	495,112
Magnolia Oil & Gas Corp., Class A	66,300	1,691,313
Ovintiv, Inc.	17,600	765,072
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp. (A)	27,150	$ 917,942
Teekay Tankers Ltd., Class A	5,600	361,312
		4,673,401
Pharmaceuticals - 3.6%
Amphastar Pharmaceuticals, Inc. (A)	11,400	301,986
Innoviva, Inc. (A)	44,100	882,000
Jazz Pharmaceuticals PLC (A)	9,000	1,480,410
Perrigo Co. PLC	30,350	431,273
Supernus Pharmaceuticals, Inc. (A)	7,450	358,792
		3,454,461
Professional Services - 2.3%
FTI Consulting, Inc. (A)	1,075	187,770
ICF International, Inc.	2,850	265,763
KBR, Inc.	16,900	723,489
Leidos Holdings, Inc.	3,400	640,152
Science Applications International Corp.	3,825	389,232
		2,206,406
Real Estate Management & Development - 0.6%
Newmark Group, Inc., Class A	34,100	608,003
Residential REITs - 0.5%
Centerspace	7,400	475,598
Retail REITs - 1.1%
Agree Realty Corp.	7,850	567,005
Kite Realty Group Trust	20,750	487,418
		1,054,423
Semiconductors & Semiconductor Equipment - 7.0%
Cohu, Inc. (A)	30,250	863,335
Kulicke & Soffa Industries, Inc.	4,700	269,451
MKS, Inc.	5,360	1,261,798
Onto Innovation, Inc. (A)	3,600	727,380
Silicon Motion Technology Corp., ADR	11,650	1,385,534
Tower Semiconductor Ltd. (A)	13,425	1,808,750
Universal Display Corp.	4,125	473,633
		6,789,881
Software - 1.9%
Adeia, Inc.	58,000	1,049,220
Progress Software Corp. (A)	19,800	810,216
		1,859,436
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A (A)	7,750	$ 756,632
Academy Sports & Outdoors, Inc.	6,100	335,561
American Eagle Outfitters, Inc.	20,800	484,848
Urban Outfitters, Inc. (A)	15,000	1,062,750
Williams-Sonoma, Inc.	3,650	746,973
		3,386,764
Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.	10,250	449,770
Tapestry, Inc.	5,300	672,623
		1,122,393
Total Common Stocks (Cost $80,266,242)		95,291,735
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (C)	103,921	103,921
Total Other Investment Company (Cost $103,921)		103,921

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (C), dated 01/30/2026, to be repurchased at $1,064,180 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $1,085,445.	$ 1,064,061	1,064,061
Total Repurchase Agreement (Cost $1,064,061)		1,064,061
Total Investments (Cost $81,434,224)		96,459,717
Net Other Assets (Liabilities) - 0.5%		524,756
Net Assets - 100.0%		$ 96,984,473
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$95,291,735	$—	$—	$95,291,735
Other Investment Company	103,921	—	—	103,921
Repurchase Agreement	—	1,064,061	—	1,064,061
Total Investments	$95,395,656	$1,064,061	$—	$96,459,717
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $99,031, collateralized by cash collateral of $103,921. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds